SALOMON BROTHERS INVESTMENT SERIES

SUPPLEMENT DATED JULY 30, 2004

TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED APRIL 29, 2004

SALOMON BROTHERS SERIES FUNDS INC

SALOMON BROTHERS BALANCED FUND

The following information amends and supersedes, as applicable, the disclosure contained in the Prospectus and the Statement of Additional Information of Salomon Brothers Series Funds Inc with respect to the Salomon Brothers Balanced Fund:

Effective August 1, 2004, the voluntary management fees and expenses waiver has been terminated.

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